(LOSS) INCOME PER CLASS A and CLASS B ORDINARY SHARE - Excluded from the computation of diluted (loss) income per share (Details) - shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
LOSS PER CLASS A and CLASS B ORDINARY SHARE
Total	368,946,420	369,745,992	371,304,904
Redeemable preferred shares
LOSS PER CLASS A and CLASS B ORDINARY SHARE
Total	33,707,864	33,707,864	33,707,864
Convertible bonds payable
LOSS PER CLASS A and CLASS B ORDINARY SHARE
Total	322,418,672	288,600,152	288,600,152
Restricted shares
LOSS PER CLASS A and CLASS B ORDINARY SHARE
Total	12,819,884	47,437,976	48,996,888